UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 32.9%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.2%
Republic of Albania, 7.50%, 11/4/15	EUR	2,776	$3,837,733

Total Albania			$3,837,733

Cyprus — 0.8%
Republic of Cyprus, 3.75%, 6/3/13	EUR	7,636	$9,804,828
Republic of Cyprus, 3.75%, 11/1/15(1)	EUR	1,290	1,316,621
Republic of Cyprus, 4.625%, 2/3/20	EUR	2,225	2,007,197

Total Cyprus			$13,128,646

Georgia — 0.8%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	3,000	$1,850,329
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	6,907	4,272,143
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710	2,306,683
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030	1,259,191
Georgia Treasury Bond, 11.70%, 7/7/13	GEL	656	402,246
Georgia Treasury Bond, 11.90%, 6/9/13	GEL	1,992	1,215,265
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500	305,500
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	3,421	2,077,485

Total Georgia			$13,688,842

Germany — 1.2%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	9,800	$19,022,542

Total Germany			$19,022,542

Guatemala — 0.5%
Republic of Guatemala, 4.875%, 2/13/28(2)	USD	7,550	$7,701,000

Total Guatemala			$7,701,000

Hungary — 1.2%
National Bank of Hungary, 8.875%, 11/1/13	USD	3,820	$3,931,772
Republic of Hungary, 3.50%, 7/18/16	EUR	6,304	8,299,565
Republic of Hungary, 4.375%, 7/4/17	EUR	4,209	5,626,190
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181	1,854,356

Total Hungary			$19,711,883

Jordan — 0.7%
Jordan Government Bond, 6.648%, 5/22/14	JOD	2,900	$4,162,050
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	4,245,963
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,490,989
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,506,428

Total Jordan			$11,405,430

Security	Principal Amount (000’s omitted)		Value

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$962,300

Total Kenya			$962,300

Lebanon — 0.8%
Lebanon Treasury Note, 5.34%, 7/25/13	LBP	2,873,660	$1,914,756
Lebanon Treasury Note, 5.34%, 8/8/13	LBP	8,275,330	5,514,759
Lebanon Treasury Note, 5.94%, 1/9/14	LBP	2,436,130	1,629,141
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,751,063
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	1,843,090	1,275,920

Total Lebanon			$12,085,639

Mexico — 4.0%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240	$19,955,108
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530	18,646,875
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200	13,461,653
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350	11,864,499

Total Mexico			$63,928,135

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(2)	USD	2,370	$2,337,184

Total Mongolia			$2,337,184

New Zealand — 1.5%
New Zealand Government Bond, 2.00%, 9/20/25(3)	NZD	1,555	$1,479,239
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	8,827,138
New Zealand Government Bond, 6.00%, 12/15/17	NZD	9,220	9,037,110
New Zealand Government Bond, 6.00%, 5/15/21	NZD	4,020	4,180,789

Total New Zealand			$23,524,276

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	2,906	$2,978,650

Total Paraguay			$2,978,650

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$13,373,178

Total Philippines			$13,373,178

Romania — 3.0%
Romania Government Bond, 5.75%, 1/27/16	RON	30,750	$9,604,926
Romania Government Bond, 5.80%, 10/26/15	RON	59,100	18,400,690
Romania Government Bond, 5.85%, 7/28/14	RON	31,960	9,863,971

15	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Romania (continued)
Romania Government Bond, 5.90%, 7/26/17	RON	30,660	$9,712,428
Romania Government Bond, 11.00%, 3/5/14	RON	2,980	955,485

Total Romania			$48,537,500

Russia — 1.2%
Russia Government Bond, 6.88%, 7/15/15	RUB	5,130	$168,560
Russia Government Bond, 7.00%, 6/3/15	RUB	226,646	7,473,274
Russia Government Bond, 7.10%, 3/13/14	RUB	377,009	12,265,118

Total Russia			$19,906,952

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(2)	USD	4,705	$4,616,170

Total Rwanda			$4,616,170

Serbia — 5.2%
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210	$3,001,741
Serbia Treasury Bill, 0.00%, 8/9/13	RSD	737,400	8,561,001
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090	15,207,556
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	785,000	8,908,397
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	206,500	2,323,784
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900	1,177,451
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200	3,496,845
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	990,000	10,914,175
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120	1,167,947
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	2,692,800
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,653,935
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,574,522
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,039,950	12,265,481
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	8,196,605

Total Serbia			$83,142,240

Slovenia — 1.4%
Republic of Slovenia, 4.125%, 1/26/20	EUR	3,971	$4,928,908
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	14,555	18,126,805

Total Slovenia			$23,055,713

Sri Lanka — 1.4%
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	563,060	$3,975,123
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,527,750	17,748,136
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	67,940	461,100

Total Sri Lanka			$22,184,359

Security	Principal Amount (000’s omitted)		Value

Turkey — 7.2%
Turkey Government Bond, 0.00%, 5/15/13	TRY	5,000	$2,787,812
Turkey Government Bond, 0.00%, 7/17/13	TRY	92,500	51,155,557
Turkey Government Bond, 0.00%, 9/11/13	TRY	2,197	1,206,755
Turkey Government Bond, 0.00%, 4/9/14	TRY	17,538	9,330,405
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	65,495	42,323,894
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	13,355	9,047,470

Total Turkey			$115,851,893

Uruguay — 0.3%
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(3)	UYU	73,658	$4,061,251

Total Uruguay			$4,061,251

Total Foreign Government Bonds (identified cost $499,191,741)			$529,041,516

Collateralized Mortgage Obligations — 2.0%

Security		Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)		$10,930,153	$1,620,394
Series 2770, (Interest Only), Class SH, 6.901%, 3/15/34(4)(5)		6,295,592	1,115,597
Series 2877, (Interest Only), Class WS, 6.401%, 10/15/34(4)(5)		8,528,878	397,937
Series 3572, (Interest Only), Class JS, 6.601%, 9/15/39(4)(5)		11,526,955	2,139,207
Series 3586, (Interest Only), Class GS, 6.051%, 10/15/39(4)(5)(6)		13,872,826	1,862,410
Series 3871, (Interest Only), Class MS, 7.001%, 6/15/41(4)(5)		7,881,351	1,445,239

			$8,580,784

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.30%, 10/25/35(4)(5)(6)		$19,036,126	$3,168,877
Series 2006-56, (Interest Only), Class CS, 7.01%, 7/25/36(4)(5)		8,785,706	1,697,457
Series 2006-72, (Interest Only), Class GI, 6.38%, 8/25/36(4)(5)(6)		31,196,534	4,711,514
Series 2006-96, (Interest Only), Class SM, 7.05%, 10/25/36(4)(5)(6)		19,746,423	3,641,851
Series 2007-36, (Interest Only), Class SG, 6.40%, 4/25/37(4)(5)		13,777,801	2,361,516
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)(6)		19,839,274	3,387,331

16	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(4)	$10,180,398	$995,544
Series 2010-109, (Interest Only), Class PS, 6.40%, 10/25/40(4)(5)	18,425,139	2,431,299
Series 2010-147, (Interest Only), Class KS, 5.75%, 1/25/41(4)(5)	13,717,797	2,116,850

		$24,512,239

Total Collateralized Mortgage Obligations (identified cost $32,460,055)		$33,093,023

Mortgage Pass-Throughs — 0.4%

Security	Principal Amount	Value

Federal National Mortgage Association:
6.00%, with various maturities to 2038(6)	$5,391,880	$5,971,041

Total Mortgage Pass-Throughs (identified cost $6,089,166)		$5,971,041

U.S. Treasury Obligations — 12.9%

Security	Principal Amount	Value

U.S. Treasury Note, 4.25%, 8/15/13(6)	$103,000,000	$104,271,432
U.S. Treasury Note, 4.25%, 11/15/13(6)	100,000,000	102,250,000

Total U.S. Treasury Obligations (identified cost $206,463,095)		$206,521,432

Common Stocks — 1.7%

Security	Shares	Value

France — 0.4%
Sanofi	34,459	$3,725,553
Total SA	60,718	3,056,365

Total France		$6,781,918

Germany — 0.9%
Deutsche EuroShop AG	120,674	$5,174,534
Deutsche Wohnen AG	262,073	4,621,821
GSW Immobilien AG	120,790	4,850,149

Total Germany		$14,646,504

Security	Shares	Value

Luxembourg — 0.4%
GAGFAH SA(7)	425,891	$5,502,226

Total Luxembourg		$5,502,226

Total Common Stocks (identified cost $23,631,210)		$26,930,648

Precious Metals — 1.7%

Description	Troy Ounces	Value
Platinum(7)	17,693	$26,632,430

Total Precious Metals (identified cost $31,063,099)		$26,632,430

Currency Call Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Colombian Peso	Citibank NA	COP	24,594,379	COP	1,757.00	2/18/14	$49,968
Colombian Peso	Citibank NA	COP	9,883,105	COP	1,757.00	2/18/14	20,079
Colombian Peso	Citibank NA	COP	25,036,131	COP	1,757.00	2/18/14	50,866
Colombian Peso	Citibank NA	COP	23,837,724	COP	1,757.00	2/18/14	48,431
Colombian Peso	Citibank NA		COP 15,432,000	COP	1,757.00	2/18/14	31,353
Colombian Peso	JPMorgan Chase Bank	COP	8,041,196	COP	1,757.00	2/18/14	16,337
Colombian Peso	JPMorgan Chase Bank	COP	8,918,100	COP	1,757.00	2/18/14	18,119
Colombian Peso	JPMorgan Chase Bank	COP	5,631,400	COP	1,757.00	2/18/14	11,441
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	896,000	INR	54.00	8/12/13	237,259
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	787,000	INR	54.00	8/12/13	208,396

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Bank of America	INR	1,131,103	INR	52.00	5/6/13	$1,596
Indian Rupee	Bank of America	INR	1,030,095	INR	52.00	5/6/13	1,453
Indian Rupee	Bank of America	INR	1,127,500	INR	55.00	7/1/13	502,755
Indian Rupee	Bank of America	INR	908,000	INR	54.00	8/12/13	240,437
Indian Rupee	Bank of America	INR	1,065,000	INR	55.00	8/16/13	472,771
Indian Rupee	Barclays Bank PLC	INR	1,132,690	INR	52.00	5/6/13	1,598
Indian Rupee	Barclays Bank PLC	INR	896,000	INR	54.00	8/12/13	237,259
Indian Rupee	Deutsche Bank	INR	890,900	INR	51.00	5/8/13	628
Indian Rupee	Deutsche Bank	INR	860,000	INR	54.00	8/12/13	227,727
Indian Rupee	Goldman Sachs International	INR	1,033,600	INR	51.00	5/8/13	729
Indian Rupee	Goldman Sachs International	INR	940,500	INR	55.00	7/1/13	419,371
Indian Rupee	Goldman Sachs International	INR	570,000	INR	54.00	8/12/13	150,935
Indian Rupee	Goldman Sachs International	INR	678,000	INR	55.00	8/19/13	304,109
Indian Rupee	HSBC Bank USA	INR	1,107,700	INR	53.00	7/3/13	124,556
Indian Rupee	JPMorgan Chase Bank	INR	943,400	INR	53.00	7/3/13	106,081
Indian Rupee	JPMorgan Chase Bank	INR	610,000	INR	54.00	8/12/13	161,527
Indian Rupee	JPMorgan Chase Bank	INR	687,000	INR	54.00	8/12/13	181,916
Indian Rupee	Standard Chartered Bank	INR	904,600	INR	52.00	5/6/13	1,276
Indian Rupee	Standard Chartered Bank	INR	630,700	INR	53.00	7/3/13	70,919

Total Currency Call Options Purchased (identified cost $5,066,753)							$3,899,892

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

British Pound Sterling	Bank of America	GBP	68,702	GBP	1.35	3/13/14	$304,574
British Pound Sterling	Citibank NA	GBP	50,625	GBP	1.40	3/13/14	397,989
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	32,707	GBP	1.35	3/13/14	144,999
South Korean Won	Bank of America	KRW	16,800,000	KRW	1,120.00	6/14/13	88,843
South Korean Won	Deutsche Bank	KRW	19,040,000	KRW	1,120.00	6/14/13	100,689
South Korean Won	Deutsche Bank	KRW	20,482,560	KRW	1,120.00	6/18/13	116,464
South Korean Won	Goldman Sachs International	KRW	18,803,680	KRW	1,120.00	6/18/13	106,918
South Korean Won	Standard Chartered Bank	KRW	14,560,000	KRW	1,120.00	6/14/13	76,998
South Korean Won	Standard Chartered Bank	KRW	19,976,320	KRW	1,120.00	6/18/13	113,585
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	124,807	CNH	6.50	5/20/13	283
Yuan Offshore Renminbi	Citibank NA	CNH	118,060	CNH	6.50	5/20/13	268
Yuan Offshore Renminbi	HSBC Bank USA	CNH	133,413	CNH	6.50	5/20/13	303
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	111,787	CNH	6.50	5/20/13	254

Total Currency Put Options Purchased (identified cost $4,399,349)							$1,452,167

Interest Rate Swaptions — 0.0%(8)

Description	Counterparty	Expiration Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$138,768

Total Interest Rate Swaptions (identified cost $1,495,200)				$138,768

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Brent Crude Oil Future 9/2013	Not Applicable	421	USD	95.00	8/12/13	$938,830

Total Put Options Purchased (identified cost $2,980,680)						$938,830

Short-Term Investments — 57.8%

Foreign Government Securities — 28.0%
Security	Principal Amount (000’s omitted)		Value

Brazil — 0.6%
Letra Tesouro Nacional Bill, 0.00%, 7/1/13	BRL	20,101	$9,926,945

Total Brazil			$9,926,945

Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	4,580	$2,766,516
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	1,313	787,248

Total Georgia			$3,553,764

Kenya — 0.8%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	571,700	$6,101,777
Kenya Treasury Bill, 0.00%, 4/21/14	KES	630,600	6,716,176

Total Kenya			$12,817,953

Lebanon — 0.3%
Lebanon Treasury Bill, 0.00%, 7/11/13	LBP	2,691,510	$1,775,336
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	2,768,530	1,802,344
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	3,053,890	1,933,321

Total Lebanon			$5,511,001

Malaysia — 8.1%
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	55,487	$18,235,902
Bank Negara Monetary Note, 0.00%, 5/7/13	MYR	7,905	2,597,176
Bank Negara Monetary Note, 0.00%, 5/9/13	MYR	7,887	2,590,846
Bank Negara Monetary Note, 0.00%, 5/16/13	MYR	86,070	28,257,828
Bank Negara Monetary Note, 0.00%, 6/6/13	MYR	15,034	4,927,793
Bank Negara Monetary Note, 0.00%, 7/9/13	MYR	106,070	34,675,709
Bank Negara Monetary Note, 0.00%, 7/16/13	MYR	8,610	2,813,200
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	11,908	3,861,119
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	24,936	8,081,938
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	21,026	6,807,135
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	52,197	16,889,355

Total Malaysia			$129,738,001

Security	Principal Amount (000’s omitted)		Value

Mexico — 0.4%
Mexico Cetes, 0.00%, 8/8/13	MXN	86,576	$7,058,993

Total Mexico			$7,058,993

Nigeria — 6.6%
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	1,625,370	$10,264,404
Nigeria Treasury Bill, 0.00%, 5/16/13	NGN	1,320,300	8,314,092
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	327,000	2,055,889
Nigeria Treasury Bill, 0.00%, 6/6/13	NGN	2,231,170	13,964,992
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	8,299,000	50,338,950
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	2,996,280	17,942,847
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	476,600	2,760,768

Total Nigeria			$105,641,942

Philippines — 3.7%
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	240,210	$5,835,956
Philippine Treasury Bill, 0.00%, 5/8/13	PHP	241,100	5,857,330
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	214,330	5,206,665
Philippine Treasury Bill, 0.00%, 6/5/13	PHP	45,070	1,094,698
Philippine Treasury Bill, 0.00%, 6/13/13	PHP	14,210	345,123
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	144,300	3,504,431
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	98,690	2,396,728
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	343,030	8,329,989
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	37,760	916,832
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	14,990	363,921
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	128,890	3,128,826
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	929,170	22,552,428

Total Philippines			$59,532,927

Romania — 0.8%
Romania Treasury Bill, 0.00%, 1/15/14	RON	42,700	$12,569,805

Total Romania			$12,569,805

Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	516,360	$6,114,669
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	28,900	340,403
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	193,500	2,270,490
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	928,600	10,686,256
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	347,160	3,840,156
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	329,990	3,613,638

Total Serbia			$26,865,612

Singapore — 0.2%
Monetary Authority of Singapore Bill, 0.00%, 6/28/13	SGD	2,990	$2,426,750

Total Singapore			$2,426,750

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

South Korea — 1.3%
Korea Monetary Stabilization Bond, 0.00%, 5/7/13	KRW	1,959,410	$1,778,562
Korea Monetary Stabilization Bond, 0.00%, 5/28/13	KRW	2,806,180	2,543,476
Korea Monetary Stabilization Bond, 0.00%, 6/4/13	KRW	7,990,810	7,239,298
Korea Monetary Stabilization Bond, 0.00%, 7/23/13	KRW	7,912,110	7,144,047
Korea Monetary Stabilization Bond, 0.00%, 10/15/13	KRW	2,548,140	2,287,025

Total South Korea			$20,992,408

Sri Lanka — 3.3%
Sri Lanka Treasury Bill, 0.00%, 7/5/13	LKR	743,700	$5,776,567
Sri Lanka Treasury Bill, 0.00%, 7/12/13	LKR	3,065,110	23,765,537
Sri Lanka Treasury Bill, 0.00%, 10/11/13	LKR	165,030	1,246,701
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	941,700	6,810,880
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	1,285,010	9,172,506
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	835,000	5,947,603
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	71,690	509,556

Total Sri Lanka			$53,229,350

Total Foreign Government Securities (identified cost $447,364,341)			$449,865,451

U.S. Treasury Obligations — 9.7%

Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill, 0.00%, 5/23/13		$45,700	$45,699,223
U.S. Treasury Bill, 0.00%, 6/20/13(6)		16,000	15,999,504
U.S. Treasury Bill, 0.00%, 6/27/13(6)		49,200	49,198,425
U.S. Treasury Bill, 0.00%, 7/25/13		45,700	45,694,882

Total U.S. Treasury Obligations (identified cost $156,586,911)			$156,592,034

Repurchase Agreements — 14.1%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 4/10/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Republic of South Africa 5.50%, due 3/9/20 and a market value, including accrued interest, of $11,868,472.(9)	USD	11,782	$11,782,000

Description		Principal Amount (000’s omitted)	Value

Bank of America: (continued)
Dated 4/25/13 with a maturity date of 5/7/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 4,971,363, collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $6,580,168.	EUR	4,972	$6,547,548
Dated 4/25/13 with a maturity date of 5/7/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 6,564,864, collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $8,688,728.	EUR	6,565	8,646,274
Dated 4/25/13 with a maturity date of 5/7/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 7,236,750, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $9,555,348.	EUR	7,237	9,531,182
Dated 4/29/13 with a maturity date of 5/9/13, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 23,800,176, collateralized by EUR 19,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $31,644,848.	EUR	23,801	31,344,080
Barclays Bank PLC:
Dated 4/9/13 with a maturity date of 5/13/13, an interest rate of 0.20% and repurchase proceeds of USD 6,920,589, collateralized by USD 6,742,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $6,981,832.	USD	6,919	6,919,398
Dated 4/12/13 with a maturity date of 5/16/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 7,381,659, collateralized by USD 5,630,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $7,122,712.	USD	7,384	7,383,813
Dated 4/29/13 with a maturity date of 5/9/13, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 3,269,414, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $3,301,424.	USD	3,270	3,269,764

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)
Dated 4/30/13 with a maturity date of 5/13/13, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 31,154,057 collateralized by EUR 25,152,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $41,133,397.	EUR	31,155	$41,028,989
Citibank NA:
Dated 4/24/13 with a maturity date of 5/29/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of USD 5,765,310, collateralized by USD 5,700,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $5,883,093.	USD	5,767	5,767,232
Dated 4/25/13 with a maturity date of 5/7/13, an interest rate of 0.13% payable by the Portfolio and repurchase proceeds of EUR 15,189,681, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $20,037,461.	EUR	15,190	20,004,563
Nomura International PLC:
Dated 3/7/13 with a maturity date of 6/4/13, an interest rate of 0.25% and repurchase proceeds of USD 3,286,746, collateralized by USD 2,900,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $3,357,113.	USD	3,285	3,284,830
Dated 3/11/13 with a maturity date of 7/16/13, an interest rate of 0.25% and repurchase proceeds of USD 3,431,003, collateralized by USD 2,702,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $3,398,448.	USD	3,428	3,428,027
Dated 3/21/13 with a maturity date of 7/16/13, an interest rate of 0.25% and repurchase proceeds of USD 1,690,899, collateralized by USD 1,330,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $1,672,811.	USD	1,690	1,689,585
Dated 4/18/13 with a maturity date of 6/4/13, an interest rate of 0.25% and repurchase proceeds of USD 1,150,924, collateralized by USD 1,000,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $1,157,625.	USD	1,151	1,150,580
Dated 4/23/13 with a maturity date of 7/5/13, an interest rate of 0.25% and repurchase proceeds of USD 3,675,066, collateralized by USD 2,080,000 Qatar Government International Bond 9.75%, due 6/15/30 and a market value, including accrued interest, of $3,696,377.	USD	3,673	3,673,280

Description		Principal Amount (000’s omitted)	Value

Nomura International PLC: (continued)
Dated 4/25/13 with a maturity date of 5/7/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 23,690,907, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $31,628,495.	EUR	23,691	$31,200,358
Dated 4/29/13 with a maturity date of 5/9/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 17,942,939, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $23,688,050.	EUR	17,943	23,630,191
Dated 4/29/13 with a maturity date of 5/9/13, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 4,416,674, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,856,782.	EUR	4,417	5,816,620

Total Repurchase Agreements (identified cost $224,813,428)			$226,098,314

Other — 6.0%

Description		Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(10)		$95,798	$95,798,087

Total Other (identified cost $95,798,087)			$95,798,087

Total Short-Term Investments (identified cost $924,562,767)			$928,353,886

Total Investments — 109.8% (identified cost $1,737,403,115)			$1,762,973,633

Currency Call Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Bank of America	INR	1,239,462	INR	54.00	8/12/13	$(328,207)
Indian Rupee	Barclays Bank PLC	INR	1,132,690	INR	52.00	5/6/13	(1,598)
Indian Rupee	Citibank NA	INR	1,178,280	INR	54.00	8/12/13	(312,006)
Indian Rupee	Deutsche Bank	INR	1,131,103	INR	52.00	5/6/13	(1,596)
Indian Rupee	Deutsche Bank	INR	633,478	INR	54.00	8/12/13	(167,744)

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Goldman Sachs International	INR	1,065,000	INR	55.00	8/16/13	$(476,804)
Indian Rupee	HSBC Bank USA	INR	1,286,280	INR	54.00	8/12/13	(340,604)
Indian Rupee	JPMorgan Chase Bank	INR	678,000	INR	55.00	8/19/13	(304,109)
Indian Rupee	Nomura International PLC	INR	1,286,280	INR	54.00	8/12/13	(340,605)
Indian Rupee	Standard Chartered Bank	INR	590,220	INR	54.00	8/12/13	(156,289)

Total Currency Call Options Written (premiums received $6,094,615)							$(2,429,562)

Currency Put Options Written — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Indian Rupee	Bank of America	INR	666,250	INR	65.00	7/1/13	$(927)
Indian Rupee	Goldman Sachs International	INR	555,750	INR	65.00	7/1/13	(774)
Indian Rupee	HSBC Bank USA	INR	668,800	INR	64.00	7/3/13	(993)
Indian Rupee	JPMorgan Chase Bank	INR	569,600	INR	64.00	7/3/13	(846)
Indian Rupee	Standard Chartered Bank	INR	380,800	INR	64.00	7/3/13	(565)
South Korean Won	Bank of America	KRW	16,800,000	KRW	1,120.00	6/14/13	(88,843)
South Korean Won	Citibank NA	KRW	20,482,560	KRW	1,120.00	6/18/13	(116,464)
South Korean Won	Citibank NA	KRW	18,803,680	KRW	1,120.00	6/18/13	(106,918)
South Korean Won	JPMorgan Chase Bank	KRW	19,040,000	KRW	1,120.00	6/14/13	(100,689)
South Korean Won	Standard Chartered Bank	KRW	14,560,000	KRW	1,120.00	6/14/13	$(76,998)
South Korean Won	Standard Chartered Bank	KRW	19,976,320	KRW	1,120.00	6/18/13	(113,586)

Total Currency Put Options Written (premiums received $2,555,531)							$(607,603)

Other Assets, Less Liabilities — (9.6)%							$(153,661,284)

Net Assets — 100.0%							$1,606,275,184

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	–	Brazilian Real
CNH	–	Yuan Offshore Renminbi
COP	–	Colombian Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
INR	–	Indian Rupee
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
USD	–	United States Dollar
UYU	–	Uruguayan Peso

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $19,443,426 or 1.2% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $17,633,004 or 1.1% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2013.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(7)	Non-income producing.

(8)	Amount is less than 0.05%.

(9)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (13.0)%

Foreign Government Bonds — (13.0)%

Security		Principal Amount (000’s omitted)	Value

Belgium — (1.5)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(23,249,952)

Total Belgium			$(23,249,952)

Dominican Republic — (0.8)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(5,700)	$(5,871,000)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(5,630)	(7,107,875)

Total Dominican Republic			$(12,978,875)

France — (7.6)%
Government of France, 3.75%, 10/25/19	EUR	(12,738)	$(19,713,445)
Government of France, 4.00%, 10/25/38	EUR	(63,842)	(102,674,529)

Total France			$(122,387,974)

Qatar — (1.2)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(3,900)	$(4,465,500)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(2,557)	(3,260,175)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(4,032)	(5,055,120)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(6,742)	(6,919,315)

Total Qatar			$(19,700,110)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,674,213)

Total Spain			$(5,674,213)

Supranational — (1.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(6,521,939)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(9,540,504)
European Investment Bank, 4.625%, 4/15/20	EUR	(5,300)	(8,674,577)

Total Supranational			$(24,737,020)

Total Foreign Government Bonds (proceeds $190,734,980)			$(208,728,144)

Total Securities Sold Short (proceeds $190,734,980)			$(208,728,144)

EUR	–	Euro
USD	–	United States Dollar

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost $1,385,728,501)	$1,414,444,802
Affiliated investments, at value (identified cost, $95,798,087)	95,798,087
Precious metals, at value (identified cost, $31,063,099)	26,632,430
Repurchase agreements, at value (identified cost $224,813,428)	226,098,314
Total Investments, at value (identified cost, $1,737,403,115)	$1,762,973,633
Cash	$8,110,892
Restricted cash*	3,230,000
Deposits at broker for open derivative contracts	4,105,352
Foreign currency, at value (identified cost, $12,161,993)	12,012,097
Interest and dividends receivable	12,058,303
Interest receivable from affiliated investment	6,997
Receivable for investments sold	122,233,872
Receivable for variation margin on open futures contracts	70,806
Receivable for open forward foreign currency exchange contracts	15,195,084
Receivable for closed forward foreign currency exchange contracts	1,129,606
Receivable for variation margin on open swap contracts	101,478
Receivable for open swap contracts	22,227,624
Premium receivable on open swap contracts	7,750,102
Premium paid on open swap contracts	41,143,858
Tax reclaims receivable	10,905
Total assets	$2,012,360,609

Liabilities
Cash collateral due to brokers	$3,230,000
Written options outstanding, at value (premiums received, $8,650,146)	3,037,165
Payable for investments purchased	134,893,077
Payable for open forward commodity contracts	664,734
Payable for open forward foreign currency exchange contracts	7,506,859
Payable for closed forward foreign currency exchange contracts	1,995,718
Payable for open swap contracts	27,340,352
Premium payable on open swap contracts	5,382,099
Premium received on open swap contracts	8,853,010
Payable for securities sold short, at value (proceeds, $190,734,980)	208,728,144
Payable to affiliates:
Investment adviser fee	1,235,653
Trustees’ fees	3,672
Interest payable	2,944,973
Accrued expenses	269,969
Total liabilities	$406,085,425
Net Assets applicable to investors’ interest in Portfolio	$1,606,275,184

Sources of Net Assets
Investors’ capital	$1,589,972,399
Net unrealized appreciation	16,302,785
Total	$1,606,275,184

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest (net of foreign taxes, $68,227)	$37,407,553
Dividends (net of foreign taxes, $23,891)	46,547
Interest allocated from affiliated investment	109,094
Expenses allocated from affiliated investment	(10,030)
Total investment income	$37,553,164

Expenses
Investment adviser fee	$6,505,948
Trustees’ fees and expenses	23,900
Custodian fee	980,619
Legal and accounting services	69,452
Interest expense	124,615
Interest expense on securities sold short	2,700,636
Miscellaneous	80,871
Total expenses	$10,486,041
Deduct —
Reduction of custodian fee	$3,558
Total expense reductions	$3,558

Net expenses	$10,482,483

Net investment income	$27,070,681

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $106,495 from precious metals)	$19,497,760
Investment transactions allocated from affiliated investment	2,517
Securities sold short	(3,375,075)
Futures contracts	(1,624,268)
Swap contracts	(31,239,617)
Forward commodity contracts	2,680,878
Foreign currency and forward foreign currency exchange contract transactions	(99,177)
Net realized loss	$(14,156,982)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $1,048,266 from precious metals)	$963,083
Written options	1,778,918
Securities sold short	(8,703,408)
Futures contracts	2,106,343
Swap contracts	14,827,207
Forward commodity contracts	168,929
Foreign currency and forward foreign currency exchange contracts	15,588,767
Net change in unrealized appreciation (depreciation)	$26,729,839

Net realized and unrealized gain	$12,572,857

Net increase in net assets from operations	$39,643,538

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$27,070,681	$46,978,399
Net realized gain (loss) from investment transactions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(14,156,982)	18,418,323
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	26,729,839	(9,733,037)
Net increase in net assets from operations	$39,643,538	$55,663,685
Capital transactions —
Contributions	$426,670,168	$332,353,874
Withdrawals	(47,503,534)	(266,295,812)
Net increase in net assets from capital transactions	$379,166,634	$66,058,062

Net increase in net assets	$418,810,172	$121,721,747

Net Assets
At beginning of period	$1,187,465,012	$1,065,743,265
At end of period	$1,606,275,184	$1,187,465,012

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Consolidated Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
Ratios/Supplemental Data			2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.55	%(3)(4)	1.62	%(4)	1.42	%(4)	1.47	%(3)
Net investment income	3.99	%(3)	4.28%		2.10%		1.30	%(3)
Portfolio Turnover	42	%(5)	91%		50%		7	%(5)

Total Return	3.02	%(5)	5.20%		0.45%		0.63	%(5)

Net assets, end of period (000’s omitted)	$1,606,275		$1,187,465		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes interest and dividend expense, primarily on securities sold short, of 0.42%, 0.47% and 0.25% for the six months ended April 30, 2013 and the years ended October 31, 2012 and 2011, respectively.

(5)	Not annualized.

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 70.2%, 18.4%, 6.1%, 4.1% and 1.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% if its total assets in the subsidiary. The net assets of the Subsidiary at April 30, 2013 were $42,842,032 or 2.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable

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companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

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I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the

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Notes to Consolidated Financial Statements (Unaudited) — continued

reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

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2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $6,505,948 or 0.96% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$253,060,991	$301,297,096
U.S. Government and Agency Securities	2,224,837	1,066,215

	$255,285,828	$302,363,311

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,742,227,973

Gross unrealized appreciation	$38,340,470
Gross unrealized depreciation	(17,594,810)

Net unrealized appreciation	$20,745,660

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2013 is included in the Portfolio of Investments.

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A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Commodity Contracts(1)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

6/26/13	Gold 8,388 Troy Ounces	United States Dollar 11,906,759	Citibank NA	$(484,809)
6/26/13	Gold 3,113 Troy Ounces	United States Dollar 4,417,895	Merrill Lynch International	(179,925)

				$(664,734)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/1/13	Australian Dollar 21,459,000	United States Dollar 22,213,498	JPMorgan Chase Bank	$(33,052)
5/2/13	Philippine Peso 240,210,000	United States Dollar 5,841,399	Standard Chartered Bank	5,393
5/7/13	Australian Dollar 5,953,000	United States Dollar 6,142,603	Nomura International PLC	(26,543)
5/7/13	Indonesian Rupiah 433,533,000	United States Dollar 44,447	Citibank NA	(124)
5/7/13	Indonesian Rupiah 76,007,980,000	United States Dollar 7,786,107	Deutsche Bank	(28,179)
5/7/13	New Taiwan Dollar 963,706,000	United States Dollar 32,460,036	Credit Suisse International	(201,393)
5/13/13	Japanese Yen 490,706,000	United States Dollar 5,248,894	Bank of America	214,979
5/13/13	Japanese Yen 7,250,295,000	United States Dollar 77,593,885	Goldman Sachs International	3,216,627
5/13/13	Japanese Yen 2,403,478,000	United States Dollar 24,493,826	Goldman Sachs International	(162,288)
5/13/13	Japanese Yen 1,702,286,000	United States Dollar 17,179,797	Goldman Sachs International	(283,129)
5/20/13	Australian Dollar 25,413,000	United States Dollar 26,098,643	JPMorgan Chase Bank	(211,245)
5/20/13	Euro 77,407,264	United States Dollar 103,319,345	Australia and New Zealand Banking Group Limited	1,366,777
5/20/13	Euro 33,744,056	United States Dollar 45,047,134	Bank of America	603,073
5/20/13	Euro 639,881	United States Dollar 832,583	Bank of America	(10,200)
5/20/13	Euro 1,942,541	United States Dollar 2,530,859	Bank of America	(27,648)

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Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/20/13	Euro 3,629,792	United States Dollar 4,748,879	Bank of America	$(31,895)
5/20/13	Euro 2,362,173	United States Dollar 3,070,116	Bank of America	(41,085)
5/20/13	Euro 8,417,000	United States Dollar 11,235,432	Citibank NA	149,460
5/20/13	Euro 3,747,037	United States Dollar 4,864,516	Citibank NA	(70,681)
5/20/13	Euro 43,104,403	United States Dollar 57,394,262	Goldman Sachs International	621,753
5/20/13	Euro 7,677,000	United States Dollar 9,864,868	Toronto-Dominion Bank	(246,455)
5/22/13	Chilean Peso 2,041,316,000	United States Dollar 4,267,857	Bank of Nova Scotia	(54,794)
5/22/13	Chilean Peso 167,901,000	United States Dollar 350,964	JPMorgan Chase Bank	(4,580)
5/23/13	Chilean Peso 1,347,017,000	United States Dollar 2,807,455	Deutsche Bank	(44,552)
5/23/13	Chilean Peso 1,939,284,000	United States Dollar 4,043,123	HSBC Bank USA	(62,878)
5/23/13	Chilean Peso 1,591,903,000	United States Dollar 3,318,885	Standard Chartered Bank	(51,614)
5/31/13	British Pound Sterling 1,122,392	United States Dollar 1,702,119	State Street Bank and Trust Co.	(41,013)
6/4/13	Euro 9,680,000	United States Dollar 12,653,260	Goldman Sachs International	(97,424)
6/7/13	South African Rand 115,081,900	United States Dollar 12,739,177	Bank of America	(25,099)
6/7/13	South African Rand 71,615,725	United States Dollar 7,745,674	Credit Suisse International	(197,564)
6/7/13	South African Rand 182,727,000	United States Dollar 19,926,391	Standard Bank	(340,721)
6/7/13	South African Rand 239,410,273	United States Dollar 26,041,844	Standard Chartered Bank	(512,277)
6/10/13	British Pound Sterling 22,318,000	United States Dollar 34,583,973	Goldman Sachs International	(74,922)
6/10/13	Euro 35,966,745	United States Dollar 46,751,913	Bank of America	(626,126)
6/10/13	Euro 97,317,203	United States Dollar 126,476,679	Goldman Sachs International	(1,716,690)
6/14/13	New Taiwan Dollar 125,570,000	United States Dollar 4,241,370	Deutsche Bank	(21,092)
6/28/13	New Zealand Dollar 45,238,348	United States Dollar 37,666,806	Goldman Sachs International	(959,164)
7/2/13	Brazilian Real 8,938,800	United States Dollar 4,390,076	BNP Paribas	(44,128)
7/2/13	Brazilian Real 11,162,200	United States Dollar 5,479,106	State Street Bank and Trust Co.	(58,042)

34

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

7/15/13	Hungarian Forint 12,525,205,145	Euro 41,661,805	Credit Suisse International	$181,829
7/15/13	Hungarian Forint 9,846,889,000	Euro 32,744,377	JPMorgan Chase Bank	131,467
7/15/13	Hungarian Forint 2,162,266,643	Euro 7,186,953	Standard Chartered Bank	24,460
3/21/14	Croatian Kuna 5,873,000	Euro 762,826	Citibank NA	(6,234)
3/21/14	Croatian Kuna 6,379,000	Euro 828,226	Citibank NA	(7,198)
3/21/14	Croatian Kuna 9,637,000	Euro 1,250,243	Citibank NA	(12,181)
4/2/14	Croatian Kuna 22,158,100	Euro 2,891,381	Citibank NA	(2,785)
4/2/14	Croatian Kuna 5,887,000	Euro 763,950	Citibank NA	(6,335)
4/2/14	Croatian Kuna 6,551,700	Euro 849,161	Deutsche Bank	(8,433)
4/3/14	Croatian Kuna 9,970,000	Euro 1,295,478	Citibank NA	(8,391)
4/3/14	Croatian Kuna 17,473,000	Euro 2,268,926	Citibank NA	(16,653)

				$141,011

Forward Foreign Currency Exchange Contracts

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/6/13	Philippine Peso 207,040,000	United States Dollar 5,027,195	JPMorgan Chase Bank	$3,160
5/7/13	Indonesian Rupiah 76,441,513,000	United States Dollar 7,852,236	Bank of America	6,622
5/7/13	Malaysian Ringgit 56,903,000	United States Dollar 18,287,376	Credit Suisse International	411,370
5/13/13	Swedish Krona 365,870,890	Euro 42,356,953	Credit Suisse International	654,348
5/13/13	Swedish Krona 20,719,000	Euro 2,409,270	Deutsche Bank	23,059
5/13/13	Swedish Krona 27,100,000	Euro 3,227,920	Goldman Sachs International	(70,787)
5/13/13	Mexican Peso 30,909,959	United States Dollar 2,408,255	JPMorgan Chase Bank	135,276

35

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/13/13	South Korean Won 32,081,543,000	United States Dollar 28,138,496	Deutsche Bank	$988,704
5/15/13	Indian Rupee 1,224,583,000	United States Dollar 22,326,442	Deutsche Bank	403,637
5/15/13	Indian Rupee 999,551,000	United States Dollar 18,223,687	Standard Chartered Bank	329,464
5/15/13	Malaysian Ringgit 54,498,000	United States Dollar 17,925,205	Bank of America	(24,349)
5/17/13	Philippine Peso 494,200,000	United States Dollar 11,942,102	JPMorgan Chase Bank	66,752
5/20/13	Colombian Peso 6,634,074,000	United States Dollar 3,667,260	Bank of America	(36,812)
5/20/13	Colombian Peso 6,428,100,000	United States Dollar 3,557,333	Bank of America	(39,602)
5/20/13	Colombian Peso 7,124,011,000	United States Dollar 3,951,199	Bank of America	(52,636)
5/20/13	Colombian Peso 6,387,781,000	United States Dollar 3,551,727	Bank of America	(56,060)
5/20/13	Malaysian Ringgit 12,686,000	United States Dollar 4,088,433	Standard Chartered Bank	77,410
5/20/13	Peruvian New Sol 3,700,000	United States Dollar 1,425,544	Bank of Nova Scotia	(27,332)
5/20/13	South Korean Won 17,639,284,000	United States Dollar 15,818,283	Barclays Bank PLC	195,311
5/20/13	South Korean Won 23,154,572,000	United States Dollar 21,235,908	JPMorgan Chase Bank	(215,331)
5/22/13	Indian Rupee 802,875,625	United States Dollar 14,571,774	Deutsche Bank	330,789
5/22/13	Indian Rupee 468,093,488	United States Dollar 8,642,423	JPMorgan Chase Bank	46,088
5/22/13	Indian Rupee 828,678,000	United States Dollar 15,045,535	Nomura International PLC	335,959
5/22/13	Indian Rupee 561,191,125	United States Dollar 10,187,176	Standard Chartered Bank	229,365
5/22/13	Indian Rupee 465,256,512	United States Dollar 8,591,630	Standard Chartered Bank	44,222
5/22/13	Malaysian Ringgit 13,972,000	United States Dollar 4,488,563	Standard Chartered Bank	99,092
5/22/13	Mexican Peso 476,386,713	United States Dollar 38,666,811	HSBC Bank USA	505,046
5/22/13	Yuan Offshore Renminbi 37,781,000	United States Dollar 6,031,450	Australia and New Zealand Banking Group Limited	94,371
5/22/13	Yuan Offshore Renminbi 42,522,000	United States Dollar 6,788,856	Standard Chartered Bank	105,672
5/23/13	Serbian Dinar 1,369,066,296	Euro 12,133,885	Deutsche Bank	245,038

36

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/24/13	South Korean Won 17,638,144,000	United States Dollar 16,185,496	Credit Suisse International	$(173,687)
5/24/13	South Korean Won 3,744,172,000	United States Dollar 3,347,045	JPMorgan Chase Bank	51,893
5/29/13	Peruvian New Sol 41,519,050	United States Dollar 15,771,719	Deutsche Bank	(92,014)
5/31/13	Philippine Peso 520,508,000	United States Dollar 12,661,348	JPMorgan Chase Bank	(11,203)
5/31/13	Philippine Peso 355,650,000	United States Dollar 8,631,653	Nomura International PLC	11,872
5/31/13	Yuan Renminbi 144,483,745	United States Dollar 23,165,955	Credit Suisse International	96,361
5/31/13	Yuan Renminbi 115,993,127	United States Dollar 18,597,882	JPMorgan Chase Bank	77,360
5/31/13	Yuan Renminbi 115,993,127	United States Dollar 18,598,776	Standard Chartered Bank	76,465
6/5/13	Philippine Peso 240,210,000	United States Dollar 5,838,559	Bank of America	(230)
6/6/13	Serbian Dinar 564,430,000	Euro 4,986,131	Citibank NA	98,780
6/7/13	South African Rand 46,083,554	United States Dollar 4,927,509	JPMorgan Chase Bank	183,835
6/10/13	Indian Rupee 1,068,101,000	United States Dollar 19,335,644	Bank of America	468,025
6/10/13	South Korean Won 19,021,251,000	United States Dollar 16,909,282	Toronto-Dominion Bank	351,512
6/13/13	Serbian Dinar 1,022,590,000	Euro 9,111,557	Citibank NA	54,930
6/14/13	Russian Ruble 135,323,000	United States Dollar 4,289,500	Bank of America	28,421
6/14/13	Russian Ruble 129,677,000	United States Dollar 4,112,161	Citibank NA	25,605
6/17/13	Peruvian New Sol 26,442,000	United States Dollar 10,189,203	Bank of America	(214,151)
6/17/13	Peruvian New Sol 11,686,180	United States Dollar 4,508,419	Standard Chartered Bank	(99,893)
6/20/13	Singapore Dollar 43,865,000	United States Dollar 35,059,185	JPMorgan Chase Bank	554,976
6/24/13	Singapore Dollar 15,183,242	United States Dollar 12,132,520	JPMorgan Chase Bank	194,852
6/24/13	Yuan Offshore Renminbi 81,366,000	United States Dollar 13,135,413	Deutsche Bank	41,477
6/24/13	Yuan Offshore Renminbi 82,299,000	United States Dollar 13,284,960	Nomura International PLC	43,025
6/24/13	Yuan Offshore Renminbi 80,602,500	United States Dollar 13,015,098	Standard Chartered Bank	38,147

37

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

6/28/13	New Zealand Dollar 18,222,381	United States Dollar 15,266,255	Standard Chartered Bank	$292,605
6/28/13	Singapore Dollar 14,610,000	United States Dollar 11,768,971	Toronto-Dominion Bank	93,021
7/10/13	Philippine Peso 28,944,000	United States Dollar 701,911	Bank of America	1,939
7/17/13	New Turkish Lira 48,543,673	United States Dollar 26,888,043	JPMorgan Chase Bank	(17,965)
7/18/13	Yuan Offshore Renminbi 16,647,500	United States Dollar 2,679,851	JPMorgan Chase Bank	13,649
7/18/13	Yuan Offshore Renminbi 16,647,500	United States Dollar 2,679,851	Standard Chartered Bank	13,649
7/19/13	Singapore Dollar 1,025,000	United States Dollar 831,643	Citibank NA	580
7/22/13	Yuan Offshore Renminbi 42,630,000	United States Dollar 6,873,922	Citibank NA	22,364
7/22/13	Yuan Offshore Renminbi 47,118,000	United States Dollar 7,597,349	Deutsche Bank	24,963
7/31/13	Norwegian Krone 370,017,630	Euro 48,326,940	HSBC Bank USA	270,961
7/31/13	Indian Rupee 572,400,000	United States Dollar 10,395,271	Citibank NA	131,420
9/16/13	Russian Ruble 196,602,000	United States Dollar 6,145,733	HSBC Bank USA	33,254
9/16/13	Russian Ruble 68,398,000	United States Dollar 2,138,440	JPMorgan Chase Bank	11,235
12/16/13	Russian Ruble 146,357,000	United States Dollar 4,517,889	Credit Suisse International	18,345
12/16/13	Russian Ruble 118,493,000	United States Dollar 3,660,298	Goldman Sachs International	12,310
4/11/14	Kenyan Shilling 151,631,000	United States Dollar 1,645,480	Standard Chartered Bank	10,680

				$7,547,214

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

5/13	533 CAC 40 Index	Short	$(25,497,774)	$(26,670,005)	$(1,172,231)
6/13	692 Euro-Bobl	Short	(114,672,619)	(115,492,816)	(820,197)
6/13	90 Euro-Bund	Short	(17,332,506)	(17,373,474)	(40,968)
6/13	60 Euro-Schatz	Short	(8,743,404)	(8,751,135)	(7,731)

38

Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/13	102 Gold	Short	$(16,401,600)	$(15,015,420)	$1,386,180
6/13	11 IMM 10-Year Interest Rate Swap	Long	11,050,498	10,888,053	(162,445)
6/13	54 Japan 10-Year Bond	Short	(80,231,847)	(80,059,701)	172,146
6/13	119 Nikkei 225 Index	Long	14,896,016	16,943,325	2,047,309
6/13	237 U.S. 10-Year Deliverable Interest Rate Swap	Long	23,699,717	23,933,307	233,590
7/13	401 Platinum	Long	31,795,628	30,219,360	(1,576,268)

					$59,385

CAC 40 Index:  Cotation Assistée en Continu Index comprised of 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz:  Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted index of the 225 top Japanese companies listed on the Tokyo Stock Exchange.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	CLP	2,724,091	Pays	6-month Sinacofi Chile Interbank Rate	2.13%	5/3/18	$0
Bank of America	CLP	2,724,091	Receives	6-month Sinacofi Chile Interbank Rate	4.86	5/3/18	(9,243)
Bank of America	CLP	10,509,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19	4/23/18	106,529
Bank of America	CLP	10,509,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(129,086)
Bank of America	HUF	586,900	Pays	6-month HUF BUBOR	5.75	12/16/16	139,227
Bank of America	HUF	787,130	Receives	6-month HUF BUBOR	7.32	12/16/16	(387,764)
Bank of America	HUF	312,000	Pays	6-month HUF BUBOR	6.99	12/19/16	136,856
Bank of America	HUF	312,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(152,293)
Bank of America	HUF	260,000	Pays	6-month HUF BUBOR	6.97	12/20/16	113,421
Bank of America	HUF	260,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(129,025)
Bank of America	HUF	358,000	Pays	6-month HUF BUBOR	6.91	12/21/16	154,385
Bank of America	HUF	358,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(181,998)

39

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13%	12/21/16	$94,415
Bank of America	HUF	111,400	Pays	6-month HUF BUBOR	5.11	12/22/16	16,054
Bank of America	HUF	111,400	Receives	6-month HUF BUBOR	7.32	12/22/16	(55,512)
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	32,259
Bank of America	HUF	339,000	Pays	6-month HUF BUBOR	6.95	1/17/17	149,503
Bank of America	HUF	339,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(202,098)
Bank of America	NZD	12,749	Pays	3-month NZD Bank Bill	3.78	10/30/22	7,613
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(35,533)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	334,848
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	239,595
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	492,430
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	470,161
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	76,752
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(66,643)
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(315,697)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	563,790
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	291,806
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	422,239
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	709,227
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	394,117
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	521,766
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(217,304)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	67,105
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	308,712
Citibank NA	NZD	13,065	Pays	3-month NZD Bank Bill	3.82	8/13/22	82,371
Citibank NA	NZD	15,674	Pays	3-month NZD Bank Bill	3.90	8/13/22	189,875
Citibank NA	NZD	17,922	Pays	3-month NZD Bank Bill	3.86	8/13/22	169,031
Citibank NA	NZD	19,788	Pays	3-month NZD Bank Bill	3.97	8/13/22	337,872
Citibank NA	NZD	20,593	Pays	3-month NZD Bank Bill	3.80	8/30/22	92,461
Citibank NA	NZD	7,279	Pays	3-month NZD Bank Bill	3.78	10/30/22	4,346
Citibank NA	NZD	12,870	Pays	3-month NZD Bank Bill	3.86	2/25/23	89,222
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	472,282
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	350,552
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	72,948
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	232,904
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	226,219
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	129,667
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	105,974
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	304,512
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(266,877)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	31,764
Credit Suisse International	HUF	492,670	Pays	6-month HUF BUBOR	6.93	12/16/16	211,547
Credit Suisse International	HUF	492,670	Receives	6-month HUF BUBOR	7.32	12/16/16	(242,704)

40

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Credit Suisse International	HUF	120,600	Pays	6-month HUF BUBOR	6.98%	12/22/16	$53,459
Credit Suisse International	HUF	120,600	Receives	6-month HUF BUBOR	7.29	12/22/16	(59,510)
Credit Suisse International	HUF	103,000	Pays	6-month HUF BUBOR	6.99	12/27/16	46,194
Credit Suisse International	HUF	103,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(52,393)
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	22,278
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	35,615
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(238,955)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	43,069
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(283,165)
Credit Suisse International	HUF	176,000	Pays	6-month HUF BUBOR	7.10	1/17/17	81,742
Credit Suisse International	HUF	176,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(102,649)
Credit Suisse International	HUF	186,000	Pays	6-month HUF BUBOR	5.87	1/20/17	49,494
Credit Suisse International	HUF	186,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(106,021)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	284,919
Deutsche Bank	HUF	182,820	Pays	6-month HUF BUBOR	7.01	1/19/17	82,518
Deutsche Bank	HUF	182,820	Receives	6-month HUF BUBOR	7.98	1/19/17	(111,131)
Deutsche Bank	NZD	14,775	Pays	3-month NZD Bank Bill	3.79	10/30/22	21,567
Deutsche Bank	NZD	5,790	Pays	3-month NZD Bank Bill	4.13	2/25/23	150,489
Deutsche Bank	NZD	7,558	Pays	3-month NZD Bank Bill	4.14	2/25/23	201,913
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	191,459
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	833,214
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	482,683
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	326,833
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	286,226
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	78,705
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(71,156)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	164,391
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	692,710
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(779,000)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	228,196
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(262,704)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(324,584)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	280,275
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(310,657)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	87,857
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(312,342)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	31,874
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(129,391)
JPMorgan Chase Bank	MXN	11,728,900	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(3,795,343)
JPMorgan Chase Bank	NZD	38,220	Pays	3-month NZD Bank Bill	4.12	2/18/23	997,075
JPMorgan Chase Bank	NZD	9,548	Pays	3-month NZD Bank Bill	4.13	2/25/23	248,164
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	76,258

41

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank	NZD	21,705	Pays	3-month NZD Bank Bill	4.14%	2/25/23	$587,716
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	222,857
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-month HUF BUBOR	6.94	12/19/16	288,887
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(324,261)
Morgan Stanley & Co. International PLC	HUF	265,000	Pays	6-month HUF BUBOR	7.02	12/20/16	117,752
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(132,365)
Nomura International PLC	HUF	457,000	Pays	6-month HUF BUBOR	6.99	12/21/16	203,410
Nomura International PLC	HUF	457,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(233,055)

							$6,425,697

CLP	–	Chilean Peso
HUF	–	Hungarian Forint
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$9,130	5.00	%(1)	6/20/18	3.63%	$616,050	$(274,549)	$341,501
Markit CDX North America High Yield Index	ICE Clear Credit	13,544	5.00	(1)	6/20/18	3.63	913,886	(399,296)	514,590

Total		$22,674					$1,529,936	$(673,845)	$856,091

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$3,190	1.00	%(1)	12/20/15	0.93%	$9,355	$14,228	$23,583
South Africa	Bank of America	890	1.00	(1)	12/20/15	0.93	2,610	3,787	6,397
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.39	(116,808)	215,870	99,062
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.39	(77,871)	66,890	(10,981)

42

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America	$26,320	1.00	%(1)	9/20/17	1.39%	$(409,916)	$395,026	$(14,890)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.39	(228,008)	165,432	(62,576)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.93	11,232	18,968	30,200
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.93	6,687	11,387	18,074
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.39	(77,871)	119,902	42,031
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.39	(39,091)	56,038	16,947
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.39	(65,256)	96,944	31,688
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	0.85	22,477	64,157	86,634
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.93	14,033	26,050	40,083
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.93	5,865	9,377	15,242
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.93	2,610	4,451	7,061
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.00	10,761	81,530	92,291
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.00	9,685	41,488	51,173
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.39	(57,625)	115,386	57,761
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.39	(75,691)	155,374	79,683
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.39	(88,774)	164,061	75,287
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.39	(233,615)	461,650	228,035
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.39	(47,813)	93,242	45,429
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.46	(51,302)	58,230	6,928
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.39	(77,871)	117,875	40,004
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.46	(48,453)	57,157	8,704
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.46	(137,995)	141,389	3,394
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.39	(116,807)	176,813	60,006
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.39	(15,574)	13,409	(2,165)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.46	(146,737)	169,825	23,088
Turkey	BNP Paribas	15,456	1.00	(1)	9/20/22	1.61	(772,960)	864,942	91,982
Turkey	BNP Paribas	4,800	1.00	(1)	9/20/22	1.61	(240,050)	290,622	50,572
Turkey	BNP Paribas	10,000	1.00	(1)	9/20/22	1.61	(500,104)	544,411	44,307
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	1.61	(370,055)	518,112	148,057

Total		$208,249					$(3,900,932)	$5,334,023	$1,433,091

43

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Barclays Bank PLC	$12,000	1.00	%(1)	6/20/22	$437,056	$(1,024,565)	$(587,509)
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	489,950	(1,083,869)	(593,919)
China	Bank of America	6,100	1.00	(1)	3/20/17	(119,064)	(141,606)	(260,670)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(196,670)	(212,859)	(409,529)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(72,219)	(74,285)	(146,504)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(83,930)	(86,331)	(170,261)
China	JPMorgan Chase Bank	10,200	1.00	(1)	3/20/18	(168,960)	154,117	(14,843)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	38,771	(146,938)	(108,167)
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	28,570	(106,575)	(78,005)
Colombia	Citibank NA	2,100	1.00	(1)	6/20/22	29,999	(151,844)	(121,845)
Colombia	Deutsche Bank	2,080	1.00	(1)	6/20/22	29,713	(151,736)	(122,023)
Colombia	Deutsche Bank	2,500	1.00	(1)	6/20/22	35,713	(159,013)	(123,300)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	58,570	(249,196)	(190,626)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(116,357)	(201,369)	(317,726)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	29,724	(110,673)	(80,949)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	28,571	(144,614)	(116,043)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	28,571	(159,468)	(130,897)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(63,439)	(111,320)	(174,759)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	85,396	(310,836)	(225,440)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	44,438	(168,414)	(123,976)
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	57,141	(236,644)	(179,503)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	146,649	(124,987)	21,662
Croatia	Citibank NA	1,782	1.00	(1)	12/20/16	86,510	(91,554)	(5,044)
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	366,642	(315,877)	50,765
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	109,986	(92,619)	17,367
Croatia	Citibank NA	3,063	1.00	(1)	3/20/18	244,199	(251,192)	(6,993)
Croatia	Citibank NA	1,913	1.00	(1)	3/20/18	152,514	(172,492)	(19,978)
Croatia	Citibank NA	1,270	1.00	(1)	6/20/18	109,410	(122,956)	(13,546)
Croatia	Citibank NA	5,580	1.00	(1)	6/20/18	480,719	(533,415)	(52,696)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	146,657	(123,820)	22,837
Croatia	HSBC Bank USA	2,822	1.00	(1)	3/20/18	224,985	(254,454)	(29,469)
Croatia	JPMorgan Chase Bank	1,533	1.00	(1)	6/20/18	132,068	(148,540)	(16,472)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	183,321	(156,923)	26,398
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	183,321	(159,961)	23,360
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	101,560	(82,948)	18,612
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	116,958	(102,146)	14,812
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	100,933	(115,252)	(14,319)

44

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	6/20/18	$215,376	$(231,542)	$(16,166)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	100,193	(117,613)	(17,420)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	236,483	(284,190)	(47,707)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	526,154	(428,944)	97,210
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	135,653	(46,155)	89,498
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	222,262	(70,847)	151,415
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	224,871	(76,516)	148,355
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	480,002	(122,531)	357,471
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	104,559	(251,110)	(146,551)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	52,282	(125,544)	(73,262)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	145,228	(350,003)	(204,775)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	98,755	(236,097)	(137,342)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	197,500	(470,462)	(272,962)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	52,279	(125,544)	(73,265)
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	171,449	(175,981)	(4,532)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	657,385	(702,532)	(45,147)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	657,386	(702,787)	(45,401)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	149,143	(165,223)	(16,080)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(70,549)	39,204	(31,345)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	24,866	(112,416)	(87,550)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	51,171	(262,849)	(211,678)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	13,087	(70,514)	(57,427)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	234,462	(456,802)	(222,340)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	16,359	(75,943)	(59,584)
Mexico	Deutsche Bank	1,900	1.00	(1)	6/20/22	24,866	(113,794)	(88,928)
Mexico	Deutsche Bank	2,020	1.00	(1)	6/20/22	26,437	(134,336)	(107,899)
Mexico	Deutsche Bank	1,850	1.00	(1)	6/20/22	24,212	(132,974)	(108,762)
Mexico	Deutsche Bank	3,900	1.00	(1)	6/20/22	51,040	(242,734)	(191,694)
Mexico	Deutsche Bank	10,000	1.00	(1)	6/20/23	183,173	(323,029)	(139,856)
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	24,866	(113,804)	(88,938)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	25,520	(140,859)	(115,339)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(24,606)	(10,315)	(34,921)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(35,151)	(13,816)	(48,967)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(42,181)	(25,172)	(67,353)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(18,009)	(11,554)	(29,563)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(25,214)	(11,535)	(36,749)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(28,815)	(10,226)	(39,041)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(28,816)	(15,271)	(44,087)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(37,821)	(18,853)	(56,674)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(45,022)	(28,367)	(73,389)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(113,115)	(87,062)	(200,177)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(36,019)	(18,546)	(54,565)

45

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Philippines	Credit Suisse International	$8,100	1.00	%(1)	12/20/16	$(132,789)	$(162,966)	$(295,755)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(17,576)	(7,889)	(25,465)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(22,848)	(9,595)	(32,443)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(40,424)	(18,079)	(58,503)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(36,019)	(19,079)	(55,098)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(17,576)	(6,598)	(24,174)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(46,825)	(26,204)	(73,029)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	327,117	(628,138)	(301,021)
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	1,734,809	(2,005,503)	(270,694)
Russia	Deutsche Bank	7,570	1.00	(1)	6/20/18	128,306	(137,840)	(9,534)
Russia	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	504,239	(584,555)	(80,316)
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	204,856	(102,976)	101,880
South Africa	Bank of America	890	1.00	(1)	12/20/20	57,155	(26,193)	30,962
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	2,305,641	(1,939,127)	366,514
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,282,469	(973,924)	308,545
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	438,001	(351,718)	86,283
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	657,002	(695,227)	(38,225)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	245,957	(119,027)	126,930
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	146,418	(66,851)	79,567
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	271,561	(246,730)	24,831
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	271,561	(253,503)	18,058
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	291,079	(232,581)	58,498
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	307,285	(157,339)	149,946
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	128,437	(65,005)	63,432
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	57,154	(27,848)	29,306
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	548,316	(282,519)	265,797
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	609,240	(367,918)	241,322
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,558,487	(1,613,407)	(54,920)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	324,121	(356,139)	(32,018)
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	425,737	(449,658)	(23,921)
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	499,322	(525,117)	(25,795)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	268,933	(275,273)	(6,340)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,314,005	(1,388,606)	(74,601)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	240,063	(247,804)	(7,741)
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	645,687	(607,430)	38,257
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	226,730	(224,753)	1,977
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	87,601	(72,782)	14,819
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	686,632	(697,543)	(10,911)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	247,223	(197,547)	49,676
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	249,386	(174,589)	74,797
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	414,267	(308,989)	105,278
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	116,845	(85,541)	31,304
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	339,912	(363,625)	(23,713)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	562,326	(402,103)	160,223

46

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Barclays Bank PLC	$5,000	1.00	%(1)	6/20/21	$562,187	$(452,935)	$109,252
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	606,557	(883,015)	(276,458)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	240,540	(269,283)	(28,743)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	562,325	(439,038)	123,287
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	371,779	(318,021)	53,758
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	1,332,649	(2,718,354)	(1,385,705)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	(17,141)	(2,681)	(19,822)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(23,998)	(5,577)	(29,575)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(51,425)	(1,612)	(53,037)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	(127,179)	(227,653)	(354,832)
Thailand	Citibank NA	6,900	1.00	(1)	3/20/18	(65,362)	3,216	(62,146)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(70,281)	(19,737)	(90,018)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(54,294)	(20,583)	(74,877)
Tunisia	Barclays Bank PLC	1,000	1.00	(1)	9/20/17	98,398	(76,845)	21,553
Tunisia	Barclays Bank PLC	970	1.00	(1)	9/20/17	95,446	(78,261)	17,185
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	346,519	(249,012)	97,507
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	196,057	(148,712)	47,345
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	206,637	(149,558)	57,079
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	221,397	(168,661)	52,736
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	206,636	(165,596)	41,040
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	444,761	(365,359)	79,402
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	45,595	(34,560)	11,035
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	358,324	(322,833)	35,491
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 15,050	1.00	(1)	6/20/18	414,102	(850,606)	(436,504)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 11,730	5.00	(1)	6/20/18	(2,036,899)	1,303,286	(733,613)
iTraxx Europe Subordinated Financials 5-Year Index	Morgan Stanley & Co. International PLC	EUR 12,864	5.00	(1)	6/20/18	(2,240,304)	2,019,164	(221,140)

						$28,142,526	$(36,951,026)	$(8,808,500)

47

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $230,923,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro

Total Return Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 9,364,000 Banco de Guatemala, 0%, due 9/3/13	3-month USD LIBOR-BBA + 50 bp on $1,167,420 (Notional Amount) plus Notional Amount at termination date	9/5/13	$17,323
Citibank NA	Total return on GTQ 12,719,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $1,569,688 (Notional Amount) plus Notional Amount at termination date	12/5/13	25,808

				$43,131

GTQ	–	Guatemalan Quetzal

Cross-Currency Swaps
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation

Bank of America	TRY 700	$394	3-month USD-LIBOR-BBA	6.97%	8/18/21	$(51,344)
Citibank NA	TRY 10,951	7,200	3-month USD-LIBOR-BBA	8.23	9/3/20	(238,915)
Citibank NA	TRY 7,310	3,999	3-month USD-LIBOR-BBA	6.45	1/6/21	(391,023)
Citibank NA	TRY 5,133	3,216	3-month USD-LIBOR-BBA	8.23	2/25/21	(172,957)
Citibank NA	TRY 5,600	3,094	3-month USD-LIBOR-BBA	6.26	10/18/21	(272,982)
Credit Suisse International	TRY 10,104	5,676	3-month USD-LIBOR-BBA	6.90	8/18/21	(716,981)
Deutsche Bank	TRY 14,469	7,920	3-month USD-LIBOR-BBA	6.45	1/6/21	(768,765)

48

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps (continued)
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)	Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation

Deutsche Bank	TRY 18,837	$11,832	3-month USD-LIBOR-BBA	8.20%	2/24/21	$(584,137)
Deutsche Bank	TRY 13,388	7,517	3-month USD-LIBOR-BBA	7.00	8/18/21	(1,009,043)

						$(4,206,147)

TRY	–	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the six months ended April 30, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of period	INR	10,798,200	KRW	—	$6,968,940
Options written		2,263,793		109,662,560	1,681,206

Outstanding, end of period	INR	13,061,993	KRW	109,662,560	$8,650,146

INR	–	Indian Rupee
KRW	–	South Korean Won

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts, over-the-counter options, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value, excluding upfront payments, of derivatives with credit-related contingent features in a net liability position was $40,544,828. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,454,464 at April 30, 2013.

49

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts (other than centrally cleared swaps), over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $44,043,140, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $6,874,143. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $33,295,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2013. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$—	$5,352,059	$138,768	$938,830
Net unrealized appreciation*	856,091	2,047,309	—	405,736	1,386,180
Receivable for open forward foreign currency exchange contracts	—	—	15,195,084	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	35,238,583	—	43,131	16,446,156	—

Total Asset Derivatives	$36,094,674	$2,047,309	$20,590,274	$16,990,660	$2,325,010

Written options outstanding, at value	$—	$—	$(3,037,165)	$—	$—
Net unrealized appreciation*	—	(1,172,231)	—	(1,031,341)	(1,576,268)
Payable for open forward commodity contracts	—	—	—	—	(664,734)
Payable for open forward foreign currency exchange contracts	—	—	(7,506,859)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(10,323,144)	—	—	(14,226,606)	—

Total Liability Derivatives	$(10,323,144)	$(1,172,231)	$(10,544,024)	$(15,257,947)	$(2,241,002)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable. In addition, the upfront payments paid on centrally cleared swaps are reported within the Consolidated Statement of Assets and Liabilities as Premium paid on open swap contracts.

50

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$(2,056,203)	$—	$—	$—
Futures contracts	—	1,190,344	—	(2,095,201)	(719,411)
Swap contracts	(27,498,894)		(1,522,580)	(2,218,143)	—
Forward commodity contracts	—	—	—	—	2,680,878

Foreign currency and forward foreign currency exchange contract transactions	—	—	(462,883)	—	—

Total	$(27,498,894)	$(865,859)	$(1,985,463)	$(4,313,344)	$1,961,467

Change in unrealized appreciation (depreciation) —
Investments	$—	$759,944	$(4,611,334)	$(177,264)	$(2,008,170)
Written options	—	—	1,778,918	—	—
Futures contracts	—	605,171	—	(205,452)	1,706,624
Swap contracts	9,780,067	—	43,131	5,004,009	—
Forward commodity contracts	—	—	—	—	168,929

Foreign currency and forward foreign currency exchange contracts	—	—	15,303,989	—	—

Total	$9,780,067	$1,365,115	$12,514,704	$4,621,293	$(132,617)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $213,222,000, $18,758,000, $1,806,116,000 and $2,007,906,000, respectively.

The average principal amount of purchased currency options contracts, average notional amount of interest rate swaption contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $551,837,000, $24,000,000, 19,100,000 contracts and 421 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

51

Global Macro Absolute Return Advantage Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$529,041,516	$—	$529,041,516
Collateralized Mortgage Obligations	—	33,093,023	—	33,093,023
Mortgage Pass-Throughs	—	5,971,041	—	5,971,041
U.S. Treasury Obligations	—	206,521,432	—	206,521,432
Common Stocks	—	26,930,648 *	—	26,930,648
Precious Metals	26,632,430	—	—	26,632,430
Currency Call Options Purchased	—	3,899,892	—	3,899,892
Currency Put Options Purchased	—	1,452,167	—	1,452,167
Interest Rate Swaptions	—	138,768	—	138,768
Put Options Purchased	938,830	—	—	938,830
Short-Term Investments —
Foreign Government Securities	—	449,865,451	—	449,865,451
U.S. Treasury Obligations	—	156,592,034	—	156,592,034
Repurchase Agreements	—	226,098,314	—	226,098,314
Other	—	95,798,087	—	95,798,087

Total Investments	$27,571,260	$1,735,402,373	$—	$1,762,973,633

Forward Foreign Currency Exchange Contracts	$—	$15,195,084	$—	$15,195,084
Swap Contracts	—	52,583,961	—	52,583,961
Futures Contracts	3,839,225	—	—	3,839,225

Total	$31,410,485	$1,803,181,418	$—	$1,834,591,903

Liability Description

Currency Call Options Written	$—	$(2,429,562)	$—	$(2,429,562)
Currency Put Options Written	—	(607,603)	—	(607,603)
Securities Sold Short	—	(208,728,144)	—	(208,728,144)
Forward Commodity Contracts	—	(664,734)	—	(664,734)
Forward Foreign Currency Exchange Contracts	—	(7,506,859)	—	(7,506,859)
Swap Contracts	—	(24,549,750)	—	(24,549,750)
Futures Contracts	(3,779,840)	—	—	(3,779,840)

Total	$(3,779,840)	$(244,486,652)	$—	$(248,266,492)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

52

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

53

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

54

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate advisory contract that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

55

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

56

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

57

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836-6/13	GMARADVSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 14, 2013

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 14, 2013